NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 29, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7 – SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Stock Incentive Plans:

The Company has issued stock options from the 2000 Employee Stock Option Plan, the 2000-B Employee Stock Option Plan, the 2008 Equity Incentive Plan and the 2011 Equity Incentive Plan.  The terms of the options and vesting requirements shall be for such period as the Compensation Committee designates. The option price may not be less than the fair market value of the shares on the date of the grant.  On October 11, 2012, the Company’s Board of Directors voted to amend two of the Company’s stock option plans to allow for cashless exercises.

The 2011 Equity Incentive Plan also provides for the issuance of up to 50,000 restricted shares. Restricted shares awarded under the Plan may not be sold, assigned, transferred, pledged or otherwise encumbered during the restricted period, except as permitted by the Compensation Committee.

As of December 29, 2012, 19,657 shares were reserved for future issuance for stock options, all under the 2011 Equity Incentive Plan.

Stock options:

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected option term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Based on historical data, the Company used a 0% forfeiture rate.  The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company’s stock options granted during the fiscal years ended December 29, 2012 and December 31, 2011. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended			Fiscal Year Ended
	December 29, 2012			December 31, 2011
Expected option term (1)			3.5 years			3.5 years
Expected volatility factor (2)	54.8%	-	67.9%	62.7%	-	67.9%
Risk-free interest rate (3)	0.02%	-	0.15%	0.02%	-	0.15%
Expected annual dividend yield			0%			0%

(1)	The expected option term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options.
(2)
The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company’s common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.

(3)	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the status of the Company's stock option plans as of December 29, 2012 and December 31, 2011, and changes during the years then ended is presented below:

	December 29, 2012		December 31, 2011
		Weighted-		Weighted-
		Average		Average
	Options	Exercise	Options	Exercise
		Price		Price
Outstanding at beginning of year	779,222	$4.75	867,518	$4.34
Granted	299,086	11.68	85,269	5.18
Exercised	(203,936)	8.04	(146,898)	2.27
Expired/Forfeited	(3,666)	4.38	(26,667)	6.33
Outstanding at end of year	870,706	$6.35	779,222	$4.75

Options exercisable at year-end	551,214	$3.75	607,224	$4.90
Weighted-average fair value of options granted during the year	$4.76		$2.36

The following table summarizes information about stock options outstanding at December 29, 2012:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-	Number	Weighted-Average	Weighted-
	Number Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise Price	At	Contractual	Exercise	At	Contractual	Exercise
Range	12/29/2012	Life (years)	Price	12/29/2012	Life (years)	Price
$1.10 to $3.00	130,667	1.69	$2.30	130,667	1.69	$2.30
$3.01 to $4.00	364,533	2.05	3.67	364,533	2.05	3.67
$4.01 to $8.00	76,156	3.53	5.23	38,164	3.46	5.06
$8.01 to $12.00	65,708	4.09	9.48	3,708	4.23	11.24
$12.01 to $14.04	233,642	4.86	12.30	14,142	4.42	13.70
$1.10 to $14.04	870,706	3.03	$3.03	551,214	2.14	$3.75

The aggregate intrinsic value of outstanding options as of December 29, 2012 was $4,737.  The intrinsic value of options exercised during the fiscal year ended December 29, 2012 was $1,026. The fair value and intrinsic value of options vested during the fiscal year ended December 29, 2012 was $44 and $1,031, respectively.

The following table summarizes the status of the Company’s non-vested options since January 1, 2011:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Fair Value
Non-vested at January 1, 2011	278,000	$1.59
Granted	85,269	2.36
Vested	(181,271)	1.62
Forfeited	(10,000)	1.11
Non-vested at December 31, 2011	171,998	1.95
Granted	299,086	4.76
Vested	(149,260)	2.27
Forfeited	(2,332)	2.25
Non-vested at December 29, 2012	319,492	$4.43

Restricted stock:

The Company has issued all of the restricted shares available under the 2011 Equity Incentive Plan.  The following table summarizes the status of the Company’s non-vested restricted shares since January 1, 2011:

	Non-Vested Restricted Shares
		Weighted
		Average
	Number of	Fair Value at
	Options	Grant Date
Non-vested at January 1, 2011	-	$-
Granted	25,000	5.26
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2011	25,000	5.26
Granted	25,000	9.94
Vested	(8,336)	5.26
Forfeited	-	-
Non-vested at December 29, 2012	41,664	$8.07

The following table presents share-based compensation expense included in the Company’s consolidated statements of income.
	Fiscal Year Ended	Fiscal Year Ended
	December 29, 2012	December 31, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$532	$339
Income tax benefit	181	115
Net share-based compensation expense	$351	$224

As of December 29, 2012, there was $1,563 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Company’s stock plans. That cost is expected to be recognized over a weighted-average period of 2.5 years.
Cash received from option exercises under all share based payment arrangements for the fiscal years ended December 29, 2012 and December 31, 2011 was $58 and $334, respectively. The actual tax benefit realized for the tax deductions from option exercises of the share-based payment arrangements was $77 and $160 for the fiscal years ended December 29, 2012 and December 31, 2011, respectively.